Investments - Amortized Cost and Fair Value of Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 106,977	$ 571,609
Gross Unrealized Gains	706	23,654
Gross Unrealized Losses	(5,578)	(516)
Estimated Fair Value	102,105	594,747
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	106,977	60,943
Gross Unrealized Gains	706	2,046
Gross Unrealized Losses	(5,578)	(397)
Estimated Fair Value	102,105	62,592
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		510,666
Gross Unrealized Gains		21,608
Gross Unrealized Losses		(119)
Estimated Fair Value		$ 532,155